CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5.CASH AND CASH EQUIVALENTS

	Average yield	December 31,	December 31,
	p.a. %	2019	2018
Cash and banks	1.83	2,464,097	1,151,766

Cash equivalents
Local currency
Fixed-term deposits (1)	99.52% of CDI	630,075	3,215,252

Foreign currency
Fixed-term deposits (1)	1.58	154,955	20,435
		3,249,127	4,387,453
1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days.

Time Deposit is a remunerated bank deposit with a specific maturity period.

Sweep Account: is a paid sweep account. At the end of the day, the balance remaining in the account is automatically applied and automatically made available the next business day in the morning.